Document And Entity Information	9 Months Ended
Sep. 30, 2021
DocumentAndEntityInformationAbstract
Document Type	S-4
Entity Registrant Name	Kalera Public Limited Company
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001909152
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1